CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			185 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Operating activities:
Net loss	$ (15,243)	$ (16,021)	$ (19,570)	$ (253,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest on notes payable, net of amortization of debt premium			2	100
Amortization of investment premiums, net			20	(2,297)
Change in valuation of derivative	20			328
Change in valuation of warrants	(629)	338	299	(6,699)
Warrant re-pricing			44	44
Depreciation	241	457	668	12,555
Amortization of intangible assets				886
Fixed asset impairment			221	221
Unrealized foreign exchange (gains) losses				7,747
Deferred revenue				(98)
Compensation for warrants issued to non-employees				1,215
Shares issued for IP rights				446
Loss (gain) on disposal of property, plant and equipment	1	(13)	83	100
Goodwill and intangibles impairment				7,934
Stock-based compensation	882	1,746	810	19,023
Provision for restructuring				1,779
Amortization of issuance costs of Preferred Ordinary 'C' shares				2,517
Changes in operating assets and liabilities:
Prepaid expenses and other assets	174	516	1,716	(58)
Accounts payable and other current liabilities	577	(3,067)	821	(5,313)
Net cash used in operating activities	(13,977)	(16,044)	(14,886)	(213,119)
Investing activities:
Purchase of ALIGN				(3,763)
Purchase of property, plant and equipment	(6)	(8)	(15)	(8,837)
Proceeds from sale of property, plant and equipment	5	41	91	163
Purchase of short-term investments on deposit, net of maturities				(156,657)
Cash proceeds from redemption of short term securities			1,483	162,729
Net cash provided by (used in) investing activities	(1)	33	1,559	(6,365)
Financing activities:
Payments of capital lease obligations				(3,719)
Proceeds from issuance of ordinary and preferred ordinary shares, net of issuance costs		30,820		121,678
Proceeds from issuance of common stock and warrants, net of issuance costs	9,267	2,576	3,845	91,671
Proceeds from the exercise of stock options and warrants, net of issuance costs	3		7	173
Payment of preferred stock dividend	(364)		(307)	(1,898)
Repayment of government loan				(455)
Government loan received				414
Loan received from Cyclacel Group plc				9,103
Proceeds of committable loan notes issued from shareholders				8,883
Loans received from shareholders				1,645
Cash and cash equivalents assumed on stock purchase of Xcyte				17,915
Costs associated with stock purchase				(1,951)
Net cash provided by financing activities	8,906	33,396	3,545	243,459
Effect of exchange rate changes on cash and cash equivalents	26	617	(2,945)	474
Net (decrease) increase in cash and cash equivalents	(5,046)	18,002	(12,727)	24,449
Cash and cash equivalents, beginning of period	29,495	11,493	24,220
Cash and cash equivalents, end of period	24,449	29,495	11,493	24,449
Cash received during the period for:
Interest	31	11	59	11,746
Taxes	685	1,082	1,523	18,207
Cash paid during the period for:
Interest		(155)	(78)	(1,914)
Schedule of non-cash transactions:
Acquisitions of equipment purchased through capital leases				3,470
Issuance of common shares in connection with license agreements				592
Issuance of Ordinary shares on conversion of bridging loan				1,638
Issuance of Preferred Ordinary 'C' shares on conversion of secured convertible loan notes and accrued interest				8,893
Issuance of Ordinary shares in lieu of cash bonus				164
Issuance of other long term payable on ALIGN acquisition				$ 1,122